Commitments and Contingencies - Schedule of Minimum Annual Royalty Payments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payment One [Member]
Other Commitments [Line Items]
Years	Prior to First Commercial Sale	Prior to First Commercial Sale
Minimum Annual Royalty
Payment Two [Member]
Other Commitments [Line Items]
Years	Year of First Commercial Sale	Year of First Commercial Sale
Minimum Annual Royalty
Payment Three [Member]
Other Commitments [Line Items]
Years	First calendar year following the First Commercial Sale	First calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000
Payment Four [Member]
Other Commitments [Line Items]
Years	Second calendar year following the First Commercial Sale	Second calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000
Payment Five [Member]
Other Commitments [Line Items]
Years	Third calendar year following the First Commercial Sale	Third calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 100,000